ACCRUED LIABILITIES (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
ACCRUED LIABILITIES
Payroll and related costs	$ 172		$ 149
Interest	35		34
Volume and rebate accruals	95		85
Income taxes	80		44
Taxes other than income taxes	79		87
Restructuring and plant closing costs	55		93
Environmental accruals	5		10
Pension liabilities	12		11
Other postretirement benefits	9		12
Self-insured casualty loss reserves	12		11
Deferred Revenue	11		16
Legal reserve	3		15
Asset retirement obligations	1
Other miscellaneous accruals	173		156
Total	$ 742	[1]	$ 723	[1]

[1]	At December 31, 2013 and 2012, respectively, $39 and $28 of cash and cash equivalents, $9 each of restricted cash, $41 and $38 of accounts and notes receivable (net), $54 and $55 of inventories, $3 and nil of other current assets, $369 and $378 of property, plant and equipment (net), $17 and $19 of intangible assets (net), $28 each of other noncurrent assets, $73 and $76 of accounts payable, $32 and $26 of accrued liabilities, $183 and $193 of current portion of debt, $64 and $77 of long-term debt, and $45 and $101 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See "Note 7. Variable Interest Entities."